INCOME TAXES - Significant components of the Group's deferred tax assets (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Accrued expenses	$ 64,103	$ 0
Allowance for doubtful accounts	142,385	25,704
Long-term investments	39,230	38,314
Advertising expense carryforwards	1,081,850	877,424
Net operating loss carryforwards	15,101,309	13,407,157
Withholding tax credit carryforwards	1,161,221	1,106,569
Lease liabilities	1,511,324	1,799,483
Total deferred tax assets	19,101,422	17,254,651
Less: valuation allowance	(5,224,095)	(4,000,159)	$ (4,888,240)	$ (2,931,196)
Deferred tax assets, net of valuation allowance	13,877,327	13,254,492
Deferred tax liabilities
Right-of-use assets	1,511,324	1,799,483
Long term investments	88,098	86,042
Intangible assets	1,535,965	1,449,000
Financial instruments held, at fair value	19,545
Total deferred tax liabilities	3,154,932	3,334,525
Deferred tax assets, net	12,258,360	9,919,967
Deferred tax liabilities, net	$ 1,535,965	$ 0